UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
	Consumer Discretionary — 18.5%
	Automobiles — 0.9%
219	Tesla Motors, Inc. (a)	50,205

	Hotels, Restaurants & Leisure — 4.4%
1,203	Aramark	39,837
3,047	Hilton Worldwide Holdings, Inc.	68,623
1,277	Norwegian Cruise Line Holdings Ltd. (a)	70,627
1,330	Starbucks Corp.	79,413

		258,500

	Household Durables — 2.3%
716	Mohawk Industries, Inc. (a)	136,646

	Internet & Catalog Retail — 6.1%
276	Amazon.com, Inc. (a)	164,082
672	Netflix, Inc. (a)	68,678
69	Priceline Group, Inc. (The) (a)	88,939
840	Wayfair, Inc., Class A (a)	36,296

		357,995

	Multiline Retail — 1.6%
1,082	Dollar General Corp.	92,594

	Specialty Retail — 3.2%
853	Home Depot, Inc. (The)	113,762
372	Ulta Salon Cosmetics & Fragrance, Inc. (a)	72,052

		185,814

	Total Consumer Discretionary	1,081,754

	Consumer Staples — 1.4%
	Beverages — 0.6%
289	Monster Beverage Corp. (a)	38,480

	Food & Staples Retailing — 0.8%
1,604	Sprouts Farmers Market, Inc. (a)	46,574

	Total Consumer Staples	85,054

	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
806	Concho Resources, Inc. (a)	81,418

	Financials — 8.1%
	Banks — 1.8%
1,189	East West Bancorp, Inc.	38,602
481	Signature Bank (a)	65,474

		104,076

	Capital Markets — 3.7%
330	Affiliated Managers Group, Inc. (a)	53,625
123	BlackRock, Inc.	41,720
2,668	Charles Schwab Corp. (The)	74,749
1,158	Lazard Ltd., (Bermuda), Class A	44,930

		215,024

	Diversified Financial Services — 1.1%
666	McGraw Hill Financial, Inc.	65,941

	Real Estate Management & Development — 1.5%
3,058	CBRE Group, Inc., Class A (a)	88,134

	Total Financials	473,175

	Health Care — 15.2%
	Biotechnology — 5.5%
692	Celgene Corp. (a)	69,232
1,407	Gilead Sciences, Inc.	129,284
731	Kite Pharma, Inc. (a)	33,579
142	Regeneron Pharmaceuticals, Inc. (a)	51,146
515	Vertex Pharmaceuticals, Inc. (a)	40,937

		324,178

	Health Care Equipment & Supplies — 0.3%
1,507	Novadaq Technologies, Inc., (Canada) (a)	16,715

	Health Care Providers & Services — 5.8%
1,217	Acadia Healthcare Co., Inc. (a)	67,041
379	Aetna, Inc.	42,569
1,610	Envision Healthcare Holdings, Inc. (a)	32,840
273	Humana, Inc.	49,964
1,169	UnitedHealth Group, Inc.	150,736

		343,150

	Health Care Technology — 0.7%
1,544	Veeva Systems, Inc., Class A (a)	38,672

	Life Sciences Tools & Services — 1.3%
482	Illumina, Inc. (a)	78,104

	Pharmaceuticals — 1.6%
1,155	Bristol-Myers Squibb Co.	73,775
1,039	Revance Therapeutics, Inc. (a)	18,143

		91,918

	Total Health Care	892,737

	Industrials — 12.9%
	Airlines — 1.2%
1,409	Delta Air Lines, Inc.	68,580

	Building Products — 3.0%
448	Caesarstone Sdot-Yam Ltd., (Israel) (a)	15,387

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Building Products — continued
1,435	Fortune Brands Home & Security, Inc.	80,406
605	Lennox International, Inc.	81,804

		177,597

	Commercial Services & Supplies — 3.1%
526	Stericycle, Inc. (a)	66,313
1,803	Waste Connections, Inc.	116,423

		182,736

	Electrical Equipment — 2.1%
493	Acuity Brands, Inc.	107,499
539	SolarCity Corp. (a)	13,239

		120,738

	Industrial Conglomerates — 1.3%
800	Carlisle Cos., Inc.	79,640

	Road & Rail — 0.7%
591	Old Dominion Freight Line, Inc. (a)	41,142

	Trading Companies & Distributors — 1.5%
2,647	HD Supply Holdings, Inc. (a)	87,526

	Total Industrials	757,959

	Information Technology — 35.6%
	Communications Equipment — 3.2%
796	Arista Networks, Inc. (a)	50,215
1,280	Harris Corp.	99,630
212	Palo Alto Networks, Inc. (a)	34,537

		184,382

	Electronic Equipment, Instruments & Components — 1.3%
1,175	Amphenol Corp., Class A	67,944
312	VeriFone Systems, Inc. (a)	8,800

		76,744

	Internet Software & Services — 10.8%
444	Alphabet, Inc., Class C (a)	330,985
248	CoStar Group, Inc. (a)	46,572
2,226	Facebook, Inc., Class A (a)	254,032

		631,589

	IT Services — 6.3%
231	Gartner, Inc. (a)	20,622
1,031	MasterCard, Inc., Class A	97,420
2,051	PayPal Holdings, Inc. (a)	79,161
1,118	Vantiv, Inc., Class A (a)	60,259
1,423	Visa, Inc., Class A	108,816

		366,278

	Semiconductors & Semiconductor Equipment — 3.5%
628	Broadcom Ltd., (Singapore)	96,949
420	Lam Research Corp.	34,708
932	NXP Semiconductors N.V., (Netherlands) (a)	75,582

		207,239

	Software — 8.2%
611	Adobe Systems, Inc. (a)	57,265
1,595	Electronic Arts, Inc. (a)	105,432
773	Guidewire Software, Inc. (a)	42,119
1,822	Microsoft Corp.	100,651
986	Mobileye N.V., (Israel) (a)	36,749
520	salesforce.com, Inc. (a)	38,392
589	ServiceNow, Inc. (a)	36,004
672	Splunk, Inc. (a)	32,871
434	Workday, Inc., Class A (a)	33,318

		482,801

	Technology Hardware, Storage & Peripherals — 2.3%
1,243	Apple, Inc.	135,469

	Total Information Technology	2,084,502

	Materials — 4.9%
	Chemicals — 3.1%
435	Air Products & Chemicals, Inc.	62,705
604	PPG Industries, Inc.	67,295
183	Sherwin-Williams Co. (The)	52,180

		182,180

	Construction Materials — 1.8%
582	Eagle Materials, Inc.	40,818
599	Vulcan Materials Co.	63,237

		104,055

	Total Materials	286,235

	Total Common Stocks (Cost $4,477,470)	5,742,834

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.6%
	Investment Company — 2.6%
151,196	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $151,196)	151,196

	Total Investments — 100.6% (Cost $4,628,666)	5,894,030
	Liabilities in Excess of Other Assets — (0.6)%	(33,292)

	NET ASSETS — 100.0%	$5,860,738

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,405,978
Aggregate gross unrealized depreciation	(140,614)

Net unrealized appreciation/depreciation	$1,265,364

Federal income tax cost of investments	$4,628,666

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,894,030	$—	$—	$5,894,030

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 26, 2016

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2016